S000031366 [Member] Expense Example - S000031366 [Member]	Jul. 31, 2025 USD ($)
C000097521 [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 380
Expense Example, with Redemption, 3 Years	551
Expense Example, with Redemption, 5 Years	736
Expense Example, with Redemption, 10 Years	1,272
C000097523 [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	259
Expense Example, with Redemption, 3 Years	493
Expense Example, with Redemption, 5 Years	850
Expense Example, with Redemption, 10 Years	1,655
C000097524 [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	57
Expense Example, with Redemption, 3 Years	179
Expense Example, with Redemption, 5 Years	313
Expense Example, with Redemption, 10 Years	701
C000136871 [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	57
Expense Example, with Redemption, 3 Years	179
Expense Example, with Redemption, 5 Years	313
Expense Example, with Redemption, 10 Years	701
C000177153 [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	52
Expense Example, with Redemption, 3 Years	164
Expense Example, with Redemption, 5 Years	285
Expense Example, with Redemption, 10 Years	$ 640